Stock-Based Compensation - Summary of RSU Activity (Details) - Mosy Plans [Member] - RSU's - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares
Non-vested shares at the beginning of the year	24	39	2
Vested (in shares)	(12)	(13)	(13)
Granted (in shares)	144		50
Cancelled (in shares)	(8)	(2)
Non-vested shares at the end of the period	148	24	39
Weighted Average Grant-Date Fair Value
Weighted average grant date fair value	$ 8.13	$ 46.17	$ 46.11	$ 44.60
Vested (in dollars per share)	46.06	45.97	45.83
Granted (in dollars per share)	5.30		46.11
Cancelled (in dollars per share)	$ 15.67	$ 46.20	$ 46.20